Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Schedule of contractual obligations
	As of December 31,
	2020	2019
	MCh$	MCh$
Letters of credit issued	165,119	140,572
Foreign letters of credit confirmed	82,779	70,192
Performance guarantee	1,090,643	1,929,894
Personal guarantees	441,508	451,950
Total contingent liabilities	1,780,049	2,592,608
Available on demand credit lines	8,391,414	8,732,422
Other irrevocable credit commitments	406,234	485,991
Total loan commitment	8,797,648	9,218,413
Total	10,577,697	11,811,021

Schedule of held securities
	As of December 31,
	2020	2019
	MCh$	MCh$
Third party operations
Collections	83,392	90,966
Transferred financial assets managed by the Bank	18,017	21,507
Assets from third parties managed by the Bank and its affiliates	1,352,032	1,592,845
Subtotal	1,453,441	1,705,318
Custody of securities
Securities held in custody	11,022,790	9,731,894
Securities held in custody deposited in other entity	808,186	1,206,541
Issued securities held in custody	10,461,847	21,636,819
Subtotal	22,292,823	32,575,254
Total	23,746,264	34,280,572